Credit impairment (release)/charge (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit impairment (release)/charge

	2021			2020			2019

	Impairment Charges	Recoveries and Reimbursements[a]	Total	Impairment Charges	Recoveries and Reimbursements	Total	Impairment Charges	Recoveries and Reimbursements	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	(264)	259	(5)	3,060	(368)	2,692	1,214	(73)	1,141
Provision for undrawn contractually committed facilities and guarantees provided	(257)	—	(257)	547	—	547	55	—	55
Loans impairment	(521)	259	(262)	3,607	(368)	3,239	1,269	(73)	1,196
Cash collateral and settlement balances	(4)	—	(4)	2	—	2	1	—	1
Financial instruments at fair value through OCI	(6)	—	(6)	—	—	—	—	—	—
Other financial assets measured at cost	(5)	—	(5)	136	—	136	5	—	5
Credit impairment (release)/charge	(536)	259	(277)	3,745	(368)	3,377	1,275	(73)	1,202
Notes
a.Recoveries and reimbursements include a net reduction in amounts recoverable from financial guarantee contracts held with third parties of £290m (2020: £364m) and cash recoveries of previously written off amounts of £31m (2020: £4m).